Schedule of investments
Delaware Ivy VIP Corporate Bond
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 •	3,761	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Convertible Bond — 0.10%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	567,000	485,636
Total Convertible Bond (cost $503,774)		485,636

Corporate Bonds — 93.18%
Banking — 23.34%
Bank of America
1.898% 7/23/31 μ	1,325,000	988,867
2.299% 7/21/32 μ	3,225,000	2,414,295
2.482% 9/21/36 μ	4,315,000	3,123,175
2.496% 2/13/31 μ	4,000,000	3,160,742
2.592% 4/29/31 μ	3,675,000	2,918,188
3.974% 2/7/30 μ	2,500,000	2,228,463
4.948% 7/22/28 μ	790,000	759,878
6.125% 4/27/27 μ, ψ	2,275,000	2,155,563
Bank of New York Mellon
4.596% 7/26/30 μ	1,555,000	1,475,504
4.70% 9/20/25 μ, ψ	1,750,000	1,680,000
Barclays
5.501% 8/9/28 μ	397,000	372,575
8.00% 3/15/29 μ	1,715,000	1,505,256
Citigroup
2.572% 6/3/31 μ	4,872,000	3,838,953
3.50% 5/15/23	2,260,000	2,244,708
3.52% 10/27/28 μ	1,750,000	1,564,381
4.412% 3/31/31 μ	2,735,000	2,457,645
5.61% 9/29/26 μ	2,415,000	2,403,354

Credit Agricole 144A 2.811% 1/11/41 #	3,150,000	1,872,938
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	1,865,000	1,736,733
Fifth Third Bancorp 4.337% 4/25/33 μ	1,160,000	1,029,913
Goldman Sachs Group
1.542% 9/10/27 μ	920,000	778,188
2.383% 7/21/32 μ	4,380,000	3,307,534
3.50% 11/16/26	2,000,000	1,850,588
3.80% 3/15/30 *	2,550,000	2,214,571
4.25% 10/21/25	3,250,000	3,140,340

Huntington National Bank 4.552% 5/17/28 μ	875,000	843,294
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 μ	2,585,000	$ 1,892,050
2.522% 4/22/31 μ	10,202,000	8,077,918
3.22% 3/1/25 μ	6,000,000	5,809,855
3.875% 9/10/24	1,424,000	1,393,837
4.00% 4/1/25 *, μ, ψ	1,650,000	1,361,250
4.851% 7/25/28 μ	1,900,000	1,826,304
4.912% 7/25/33 μ	75,000	69,261
5.00% 8/1/24 μ, ψ	490,000	442,164

KeyCorp 4.789% 6/1/33 μ	1,120,000	1,028,519
Morgan Stanley
1.794% 2/13/32 μ	3,525,000	2,580,470
2.699% 1/22/31 μ	1,500,000	1,217,659
3.875% 1/27/26	3,850,000	3,674,754
4.183% 10/24/23	1,500,000	1,500,053
4.875% 11/1/22	2,931,000	2,931,691
PNC Financial Services Group
6.00% 5/15/27 *, μ, ψ	875,000	813,750
6.20% 9/15/27 μ	1,440,000	1,364,400
State Street
2.203% 2/7/28 *, μ	1,710,000	1,501,110
4.164% 8/4/33 μ	2,425,000	2,191,627
SVB Financial Group
4.00% 5/15/26 μ, ψ	1,360,000	1,034,233
4.57% 4/29/33 μ	1,775,000	1,558,272

Toronto-Dominion Bank 4.108% 6/8/27	1,925,000	1,817,415
Truist Financial
4.916% 7/28/33 μ	2,379,000	2,153,242
4.95% 9/1/25 μ, ψ	1,765,000	1,700,207

UBS Group 144A 4.703% 8/5/27 #, μ	1,220,000	1,157,818
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,732,279
2.677% 1/27/33 μ	1,060,000	853,337
4.548% 7/22/28 μ	1,000,000	964,543
Wells Fargo & Co.
2.879% 10/30/30 μ	4,080,000	3,357,550
4.54% 8/15/26 μ	655,000	634,018
4.808% 7/25/28 μ	3,230,000	3,083,870
		111,789,102
Basic Industry — 1.49%
Celanese US Holdings
6.05% 3/15/25	2,025,000	1,980,045
6.165% 7/15/27	580,000	549,652

Graphic Packaging International 144A 0.821% 4/15/24 #	2,480,000	2,304,830
Mosaic
3.25% 11/15/22	1,333,000	1,331,462
NQ-IV092 [9/22] 11/22 (2605383)    1

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Mosaic
4.25% 11/15/23	400,000	$ 396,972

Newmont 2.60% 7/15/32	735,000	561,334
		7,124,295
Brokerage — 2.84%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	698,192
144A 2.00% 1/30/32 #	3,760,000	2,789,406

Charles Schwab 1.65% 3/11/31	3,150,000	2,378,949
Jefferies Group 2.625% 10/15/31	2,130,000	1,548,459
KKR Group Finance VIII 144A 3.50% 8/25/50 #	4,000,000	2,755,999
National Securities Clearing 144A 1.50% 4/23/25 #	3,745,000	3,453,362
		13,624,367
Capital Goods — 5.86%
Ashtead Capital 144A 2.45% 8/12/31 #	605,000	445,557
Boeing 3.75% 2/1/50	3,375,000	2,206,420
Eaton 4.15% 3/15/33	4,020,000	3,637,844
Lennox International 1.35% 8/1/25	2,750,000	2,456,293
Lockheed Martin 4.15% 6/15/53	1,110,000	931,755
Martin Marietta Materials 0.65% 7/15/23	1,165,000	1,125,314
Masco 1.50% 2/15/28	2,225,000	1,797,934
Parker-Hannifin 4.25% 9/15/27	250,000	238,513
Raytheon Technologies 2.25% 7/1/30	4,750,000	3,845,840
Republic Services
2.30% 3/1/30	3,457,000	2,843,047
2.375% 3/15/33	2,520,000	1,935,995

Vontier 2.40% 4/1/28	2,973,000	2,327,487
Waste Connections
3.50% 5/1/29	3,049,000	2,737,840
4.20% 1/15/33	1,685,000	1,527,668
		28,057,507
Communications — 9.28%
AMC Networks 4.25% 2/15/29	1,130,000	838,082
AT&T
3.50% 6/1/41	2,000,000	1,444,739
3.50% 9/15/53	2,485,000	1,659,903
3.55% 9/15/55	942,000	620,730
3.65% 6/1/51	3,900,000	2,645,377
CCO Holdings
144A 4.75% 2/1/32 #, *	1,070,000	835,055
144A 6.375% 9/1/29 #	470,000	432,372
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
3.85% 4/1/61	4,080,000	$ 2,392,411
3.90% 6/1/52	1,115,000	692,957
4.50% 2/1/24	2,306,000	2,280,920
Comcast
2.887% 11/1/51	1,446,000	907,932
3.25% 11/1/39	3,875,000	2,855,487
3.90% 3/1/38	500,000	408,816

Crown Castle 1.05% 7/15/26	2,500,000	2,114,751
Crown Castle International
3.15% 7/15/23	175,000	172,710
3.20% 9/1/24	2,250,000	2,178,735
4.00% 3/1/27	2,000,000	1,864,468

Directv Financing 144A 5.875% 8/15/27 #	1,050,000	907,594
Discovery Communications 4.00% 9/15/55	1,710,000	1,011,951
Omnicom Group 3.65% 11/1/24	1,260,000	1,229,248
Paramount Global 4.75% 5/15/25	1,776,000	1,748,132
T-Mobile USA
3.30% 2/15/51	425,000	277,666
3.50% 4/15/25	5,555,000	5,314,320
4.375% 4/15/40	575,000	469,659

TWDC Enterprises 18 4.125% 6/1/44	1,724,000	1,416,295
Verizon Communications
2.65% 11/20/40	1,250,000	817,624
2.875% 11/20/50	1,540,000	945,883
4.50% 8/10/33	3,575,000	3,227,407

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	528,003
Walt Disney 3.60% 1/13/51 *	1,175,000	874,648
Warnermedia Holdings 144A 5.141% 3/15/52 #	1,835,000	1,337,216
		44,451,091
Consumer Cyclical — 7.01%
ADT Security 144A 4.875% 7/15/32 #	969,000	783,376
Amazon.com
2.50% 6/3/50	4,610,000	2,892,415
3.875% 8/22/37	5,677,000	4,944,422

Aptiv 3.10% 12/1/51	2,058,000	1,156,542
DR Horton 2.60% 10/15/25	3,080,000	2,831,016
General Motors Financial
1.25% 1/8/26	2,125,000	1,828,595
2.40% 10/15/28	1,420,000	1,123,558
Home Depot
3.30% 4/15/40	4,500,000	3,452,955

2    NQ-IV092 [9/22] 11/22 (2605383)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
4.20% 4/1/43	1,670,000	$ 1,405,034

Levi Strauss & Co. 144A 3.50% 3/1/31 #	225,000	175,813
Lowe's 4.40% 9/8/25	2,860,000	2,818,449
Nissan Motor 144A 3.522% 9/17/25 #	850,000	782,498
Nordstrom 2.30% 4/8/24	450,000	419,027
NVR 3.00% 5/15/30	4,022,000	3,289,544
Target 4.50% 9/15/32	3,340,000	3,187,332
Toll Brothers Finance 4.375% 4/15/23	470,000	467,647
VICI Properties 4.95% 2/15/30	2,230,000	2,020,012
		33,578,235
Consumer Non-Cyclical — 7.24%
Amgen 2.80% 8/15/41	1,750,000	1,198,782
Boston Scientific 1.90% 6/1/25	2,000,000	1,840,424
Bunge Finance 2.75% 5/14/31	1,725,000	1,359,041
Clorox 3.90% 5/15/28	4,676,000	4,402,863
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,118,889
CVS Health
2.70% 8/21/40	1,417,000	933,461
4.78% 3/25/38	1,105,000	970,900

JBS USA LUX 144A 3.00% 2/2/29 #	1,560,000	1,278,352
McCormick & Co.
0.90% 2/15/26	3,572,000	3,101,319
3.50% 9/1/23	771,000	761,284
Merck & Co.
2.35% 6/24/40	3,075,000	2,072,980
2.75% 12/10/51	2,000,000	1,308,754
Nestle Holdings
144A 3.90% 9/24/38 #	2,480,000	2,093,563
144A 4.00% 9/24/48 #	4,020,000	3,346,841
Royalty Pharma
1.20% 9/2/25	3,840,000	3,398,273
3.30% 9/2/40	325,000	218,753
3.35% 9/2/51	958,000	579,747
3.55% 9/2/50	236,000	147,655

Tenet Healthcare 144A 4.25% 6/1/29 #	915,000	758,942
Universal Health Services 144A 1.65% 9/1/26 #	2,535,000	2,127,388
US Foods 144A 4.75% 2/15/29 #	775,000	665,027
		34,683,238
Electric — 5.79%
Appalachian Power 4.50% 8/1/32	1,005,000	905,776
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	$ 1,253,039
Black Hills 1.037% 8/23/24	1,650,000	1,525,245
CenterPoint Energy 4.25% 11/1/28	505,000	461,812
Commonwealth Edison 3.65% 6/15/46	3,000,000	2,259,271
Duke Energy Carolinas 3.95% 11/15/28	853,000	800,080
Entergy 3.75% 6/15/50	3,550,000	2,522,666
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,075,137
ITC Holdings 144A 4.95% 9/22/27 #	905,000	884,366
MidAmerican Energy 3.95% 8/1/47	2,000,000	1,590,887
National Rural Utilities Cooperative Finance
4.15% 12/15/32	2,230,000	2,044,392
4.40% 11/1/48	2,000,000	1,681,467

Oglethorpe Power 144A 4.50% 4/1/47 #	1,450,000	1,136,753
Pacific Gas and Electric 3.00% 6/15/28	1,771,000	1,462,089
Public Service Co. of Colorado 4.10% 6/1/32	15,000	13,873
Southern California Edison
3.45% 2/1/52	800,000	540,034
4.125% 3/1/48	1,275,000	951,074
4.70% 6/1/27	1,255,000	1,219,091

Union Electric 3.90% 4/1/52 *	55,000	43,350
Virginia Electric and Power 4.60% 12/1/48	1,736,000	1,505,189
Vistra Operations 144A 5.125% 5/13/25 #	2,110,000	2,045,604
WEC Energy Group 5.15% 10/1/27	770,000	763,950
Wisconsin Electric Power 4.30% 10/15/48	1,250,000	1,033,708
		27,718,853
Energy — 4.31%
BP Capital Markets America 2.939% 6/4/51	3,295,000	2,099,441
Colorado Interstate Gas 144A 4.15% 8/15/26 #	1,000,000	946,776
ConocoPhillips 3.80% 3/15/52	1,895,000	1,454,191
Diamondback Energy 4.25% 3/15/52	1,830,000	1,340,538
Energy Transfer
6.00% 6/15/48	1,000,000	866,874
6.25% 4/15/49	280,000	249,225

NQ-IV092 [9/22] 11/22 (2605383)    3

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
5.45% 8/1/52	1,740,000	$ 1,511,610
5.55% 6/1/45	1,000,000	874,054

NuStar Logistics 5.625% 4/28/27	220,000	192,130
Plains All American Pipeline 3.60% 11/1/24	1,031,000	992,266
Sabal Trail Transmission 144A 4.246% 5/1/28 #	2,500,000	2,304,690
Targa Resources Partners 5.00% 1/15/28	1,010,000	936,426
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,225,000	1,037,271
4.60% 3/15/48	1,000,000	826,637

Valero Energy 3.65% 12/1/51	3,380,000	2,310,468
Williams Cos. 4.85% 3/1/48 *	3,250,000	2,698,620
		20,641,217
Finance Companies — 2.12%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,375,000	1,257,405
1.75% 1/30/26	2,182,000	1,868,316
3.00% 10/29/28	4,075,000	3,271,631
Air Lease
2.20% 1/15/27	1,750,000	1,483,983
4.125% 12/15/26 μ	1,532,000	1,055,115

Aviation Capital Group 144A 3.50% 11/1/27 #	255,000	212,130
Avolon Holdings Funding 144A 3.25% 2/15/27 #	540,000	452,910
Owl Rock Capital 4.00% 3/30/25	575,000	540,693
		10,142,183
Financials — 0.29%
Air Lease 2.875% 1/15/32 *	1,850,000	1,396,988
		1,396,988
Industrials — 0.08%
University of Southern California 3.028% 10/1/39	500,000	386,241
		386,241
Insurance — 3.79%
Aon
2.80% 5/15/30	4,900,000	4,069,911
5.00% 9/12/32	1,225,000	1,175,244

Athene Global Funding 144A 1.985% 8/19/28 #	2,395,000	1,890,846
Berkshire Hathaway Finance 3.85% 3/15/52	2,135,000	1,639,023
Brighthouse Financial 3.85% 12/22/51	647,000	393,024
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

First American Financial 2.40% 8/15/31	2,100,000	$ 1,502,913
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	2,269,109
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	922,795
UnitedHealth Group
3.05% 5/15/41	3,685,000	2,685,596
3.70% 8/15/49	1,000,000	758,934
4.00% 5/15/29	880,000	820,852
		18,128,247
Natural Gas — 1.33%
Atmos Energy 5.75% 10/15/52	1,735,000	1,735,502
Sempra Energy 4.875% 10/15/25 μ, ψ	1,505,000	1,403,412
Southern California Gas 4.30% 1/15/49	2,505,000	2,027,080
Southern Co. Gas Capital 5.15% 9/15/32	1,245,000	1,191,784
		6,357,778
Real Estate Investment Trusts — 1.84%
American Homes 4 Rent 3.625% 4/15/32	890,000	735,021
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	1,500,000	1,489,590
Digital Realty Trust 5.55% 1/15/28	1,765,000	1,752,508
Extra Space Storage
2.35% 3/15/32	2,892,000	2,135,532
2.55% 6/1/31	3,485,000	2,684,821
		8,797,472
Technology — 13.85%
Adobe 2.30% 2/1/30	3,417,000	2,843,815
Alphabet 2.05% 8/15/50	2,756,000	1,627,683
Apple
2.65% 5/11/50	675,000	446,475
2.65% 2/8/51	1,075,000	709,062
2.70% 8/5/51	1,125,000	744,920
Autodesk
2.40% 12/15/31	460,000	358,570
2.85% 1/15/30	5,231,000	4,395,920
Broadcom
144A 3.419% 4/15/33 #	2,500,000	1,912,734
144A 3.469% 4/15/34 #	1,483,000	1,115,335
CDW
2.67% 12/1/26	815,000	708,438
3.276% 12/1/28	3,590,000	3,002,658

CoStar Group 144A 2.80% 7/15/30 #	2,431,000	1,922,427

4    NQ-IV092 [9/22] 11/22 (2605383)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Entegris Escrow
144A 4.75% 4/15/29 #	1,690,000	$ 1,492,396
144A 5.95% 6/15/30 #	955,000	873,768

Equinix 2.625% 11/18/24	4,895,000	4,637,021
Fidelity National Information Services 1.65% 3/1/28 *	2,225,000	1,829,739
Fiserv 3.85% 6/1/25	4,646,000	4,465,713
Global Payments 2.65% 2/15/25	4,000,000	3,742,570
KLA 4.95% 7/15/52	2,010,000	1,830,842
Maxim Integrated Products 3.45% 6/15/27	1,700,000	1,579,528
Microchip Technology
0.972% 2/15/24	1,250,000	1,178,613
0.983% 9/1/24	2,685,000	2,473,682

Microsoft 2.921% 3/17/52	2,975,000	2,104,926
NXP
3.875% 6/18/26	2,800,000	2,616,628
4.875% 3/1/24	608,000	601,270
PayPal Holdings
2.30% 6/1/30	2,110,000	1,718,715
3.25% 6/1/50	1,100,000	746,219
3.90% 6/1/27 *	445,000	426,813
4.40% 6/1/32 *	1,360,000	1,268,852

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	880,649
Texas Instruments
3.875% 3/15/39	2,994,000	2,591,238
4.15% 5/15/48	400,000	342,424

Thomson Reuters 3.35% 5/15/26	2,760,000	2,589,165
Visa
2.70% 4/15/40	4,897,000	3,552,583
4.30% 12/14/45	415,000	362,351

VMware 4.50% 5/15/25	1,650,000	1,613,378
Workday
3.50% 4/1/27	275,000	254,775
3.70% 4/1/29	425,000	381,679
3.80% 4/1/32	445,000	386,769
		66,330,343
Transportation — 2.12%
Air Canada 2015-2 Class AA Pass Through Trust 144A 3.75% 6/15/29 #, ♦	710,672	636,048
Burlington Northern Santa Fe
2.875% 6/15/52	1,450,000	950,824
4.55% 9/1/44	1,000,000	874,928

Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,342,629	1,140,509
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Penske Truck Leasing 144A 4.40% 7/1/27 #	3,440,000	$ 3,231,860
Union Pacific 3.55% 8/15/39	1,875,000	1,489,271
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	2,171,697	1,840,683
		10,164,123
Utilities — 0.60%
American Water Capital
4.15% 6/1/49	2,600,000	2,088,322
4.45% 6/1/32	835,000	776,219
		2,864,541
Total Corporate Bonds (cost $535,703,074)		446,235,821

Municipal Bonds — 0.93%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	16,942	15,580
Series A-1 4.00% 7/1/33	50,919	44,892
Series A-1 4.00% 7/1/35	36,981	31,703
Series A-1 4.00% 7/1/37	39,282	32,336
Series A-1 4.364% 7/1/33 ^	65,528	36,232
Series A-1 5.625% 7/1/29	42,822	43,871
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,618,977	1,424,699
New York City Industrial Development Agency
(Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,410,000	2,832,642
Total Municipal Bonds (cost $4,184,005)		4,461,955

Non-Agency Asset-Backed Securities — 1.23%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,605,000	1,591,883
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	1,425,000	1,384,840
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	1,605,000	1,538,464

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Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,400,000	$ 1,373,169
Total Non-Agency Asset-Backed Securities (cost $6,027,726)		5,888,356

Sovereign BondsΔ — 0.48%
Colombia — 0.13%
Colombia Government International Bonds 3.25% 4/22/32	925,000	627,488
		627,488
Mexico — 0.15%
Mexico Government International Bond 3.75% 4/19/71 *	1,250,000	728,181
		728,181
United States — 0.20%
Tennessee Valley Authority 2.875% 2/1/27 *	1,000,000	950,537
		950,537
Total Sovereign Bonds (cost $3,148,632)		2,306,206

US Treasury Obligations — 1.32%
US Treasury Bonds 3.00% 8/15/52	1,670,000	1,441,680
US Treasury Notes 2.75% 8/15/32	5,335,000	4,879,024
Total US Treasury Obligations (cost $6,495,789)		6,320,704
	Number of shares
Short-Term Investments — 2.21%
Money Market Mutual Funds — 2.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,648,205	2,648,205
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,648,205	2,648,205
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,648,205	2,648,205
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,648,205	$ 2,648,205
Total Short-Term Investments (cost $10,592,820)		10,592,820

Total Value of Securities Before Securities Lending Collateral—99.45% (cost $566,655,831)		476,291,498

Securities Lending Collateral — 0.50%
Money Market Mutual Fund — 0.50%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	2,400,745	2,400,745
Total Securities Lending Collateral (cost $2,400,745)		2,400,745

Total Value of Securities—99.95% (cost $569,056,576)		478,692,243■
Obligation to Return Securities Lending Collateral — (0.50%)		(2,400,745)
Receivables and Other Assets Net of Liabilities — 0.55%		2,645,887
Net Assets Applicable to 110,043,972 Shares Outstanding—100.00%		$478,937,385
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

6    NQ-IV092 [9/22] 11/22 (2605383)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $69,044,676, which represents 14.42% of the Portfolio's net assets.
*	Fully or partially on loan.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
■	Includes $20,811,289 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $19,024,469.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
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